Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 4,924,490	¥ 3,291,089
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	4,586,755	3,101,433
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 337,735	¥ 189,656